Basic and diluted earnings (loss) per share	12 Months Ended
Dec. 31, 2020
Basic and diluted earnings (loss) per share
Basic and diluted earnings (loss) per share

9.  Basic and diluted earnings (loss) per share

The basic and diluted earnings (loss) per share are presented below:

	Year ended December 31,
	2020	2019	2018
Net income (loss) attributable to Vale's stockholders:
Net income (loss) from continuing operations	4,881	(1,683)	6,952
Loss from discontinued operations	—	—	(92)
Net income (loss)	4,881	(1,683)	6,860
Thousands of shares
Weighted average number of shares outstanding-common shares	5,129,585	5,127,950	5,178,024
Basic and diluted earnings (loss) per share from continuing operations:
Common share (US$)	0.95	(0.33)	1.34
Basic and diluted loss per share from discontinued operations:
Common share (US$)	—	—	(0.02)
Basic and diluted earnings (loss) per share:
Common share (US$)	0.95	(0.33)	1.32

The Company does not have potential outstanding shares or other instruments with dilutive effect on the earnings per share computation.